Document and Entity Information	Aug. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 30, 2021
Entity Registrant Name	ASHLAND GLOBAL HOLDINGS INC
Entity Incorporation, State or Country Code	DE
Entity File Number	333-211719
Entity Tax Identification Number	81-2587835
Entity Address, Address Line One	8145 Blazer Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
City Area Code	302
Local Phone Number	995-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001674862
Title of 12(b) Security	Common Stock (par value $.01)
Trading Symbol	ASH
Security Exchange Name	NYSE